Goodwill and Other Intangible Assets, Net (Tables)	12 Months Ended
Dec. 31, 2024
TextBlock 1 [Abstract]
Summary of Goodwill and Other Intangible Assets
(a)	Goodwill and other intangible assets as of December 31, 2023 and 2024 are as follows:

	2023					2024
(in millions of Won)	Acquisition cost		Accumulated amortization and impairment loss	Government grants	Book value	Acquisition cost	Accumulated amortization and impairment loss	Government grants	Book value
Goodwi l l	￦	1,720,753	(1,317,581)	—	403,172	1,722,390	(1,364,539)	—	357,851
Intellectual property rights		5,167,677	(2,138,026)	—	3,029,651	5,670,769	(2,423,252)	—	3,247,517
Membership		141,306	(3,122)	—	138,184	137,619	(1,511)	—	136,108
Development expense		758,878	(631,974)	(86)	126,818	742,816	(647,701)	(74)	95,041
Port facilities usage rights		681,530	(499,119)	—	182,411	681,530	(513,534)	—	167,996
Exploration and evaluation assets		324,324	(160,878)	—	163,446	276,599	(161,290)	—	115,309
Development assets		10,235	—	—	10,235	86,792	(81)	—	86,711
Customer relationships		865,753	(668,858)	—	196,895	859,035	(713,336)	—	145,699
Other intangible assets		1,260,067	(796,052)	(43)	463,972	1,240,979	(818,341)	(46)	422,592

	￦	10,930,523	(6,215,610)	(129)	4,714,784	11,418,529	(6,643,585)	(120)	4,774,824

Changes in Carrying Amount of Goodwill and Other Intangible Assets
(b)	The changes in carrying amount of goodwill and other intangible assets for the years ended December 31, 2023 and 2024 are as follows:

1)	For the year ended December 31, 2023

(in millions of Won)	Beginning		Acquisitions	Disposals	Amortization	Impairment loss(*3)	Others(*2)	Ending
Goodwill	￦	442,487	—	—	—	(36,093)	(3,222)	403,172
Intellectual property rights		3,136,072	208,874	(5)	(321,752)	(89,986)	96,448	3,029,651
Membership(*1)		132,942	7,360	(1,920)	(170)	11	(39)	138,184
Development expense		116,171	13,130	(97)	(73,319)	—	70,933	126,818
Port facilities usage rights		197,211	—	—	(14,800)	—	—	182,411
Exploratation and evaluation assets		100,991	67,000	—	—	(1,204)	(3,341)	163,446
Development assets		78,970	27,831	—	—	—	(96,566)	10,235
Customer relationships		241,311	—	—	(44,478)	—	62	196,895
Other intangible assets		392,296	139,100	(625)	(43,674)	(2,055)	(21,070)	463,972

	￦	4,838,451	463,295	(2,647)	(498,193)	(129,327)	43,205	4,714,784

(*1)	Estimated useful life of membership is indefinite.
(*2)
Represents assets transferred from
construction-in-progress
to intangible assets and assets transferred from property, plant and equipment, adjustments of foreign currency translation difference and others.

(*3)	During the year ended December 31, 2023, POSCO Canada Ltd., a subsidiary, decided to make an investment in kind by investing Greenhills Mine, which had been recognized as a joint operation, to a new partnership established by Teck Coal Partnership, the main operator. POSCO Canada Ltd. estimated the recoverable amount considering the fair value and acquired shares of the new partnership, and recognized an impairment loss of
￦
88,518 million since recoverable amounts are less than their carrying amounts.

2)	For the year ended December 31, 2024

(in millions of Won)	Beginning		Acquisitions	Business Combination	Disposals	Amortization	Impairment loss	Others(*2)	Ending
Goodwill	￦	403,172	—	282	—	—	(46,958)	1,355	357,851
Intellectual property rights		3,029,651	353,175	—	(240)	(272,730)	—	137,661	3,247,517
Membership(*1)		138,184	1,716	—	(4,179)	(180)	29	538	136,108
Development expense		126,818	15,913	—	(22)	(63,684)	(692)	16,708	95,041
Port facilities usage rights		182,411	—	—	—	(14,415)	—	—	167,996
Exploratation and evaluation assets		163,446	21,024	—	—	—	—	(69,161)	115,309
Development assets		10,235	543	—	—	(76)	—	76,009	86,711
Customer relationships		196,895	—	—	—	(44,478)	—	(6,718)	145,699
Other intangible assets		463,972	118,563	—	(102,012)	(58,126)	(252)	447	422,592

	￦	4,714,784	510,934	282	(106,453)	(453,689)	(47,873)	156,839	4,774,824

(*1)	Estimated useful life of membership is indefinite.
(*2)
Represents assets transferred from
construction-in-progress
to intangible asset and assets transferred from property, plant and equipment, adjustments of foreign currency translation difference and others.

Allocation of Goodwill to Individually Operating Entities Which are Determined to be CGUs
(c)	The Company’s cash generating units (CGUs) and carrying amounts of goodwill allocated to CGUs as of December 31, 2023 and 2024 are as follows:

(in millions of Won)		Total number of CGUs
Reportable segments		2023	2024	CGUs	2023		2024
Steel		10	9	POSCO VST CO., LTD.	￦	36,955	—
				POSCO Center Beijing		173	192
				Others		13,806	13,748
Infrastructure	Trading	5	5	POSCO INTERNATIONAL Corporation — Global Business Division(*1)		240,092	240,092
				POSCO INTERNATIONAL Corporation — Energy Division		26,471	26,471
				Others		7,513	8,205
	Construction	1	1	POSCO WIDE Co., Ltd		32,585	32,585
	Logistics and others	2	2	Shinan Green Energy Co., Ltd.		9,722	108
Secondary Battery Materials		3	3	POSCO FUTURE M CO., LTD		8,800	8,800
				Posco Silicon Solution Co., Ltd		26,947	27,542
				Zhangjiagang Pohang Refractions Co., Ltd.		108	108

		21	20		￦	403,172	357,851

(*1)	The recoverable amount of POSCO INTERNATIONAL Corporation – Global Business Division, a subsidiary in the Infrastructure – trading segment, is determined based on its value in use